10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Details 4)	12 Months Ended
Dec. 31, 2016 USD ($)
Commitment Date
Expected dividends:	$ 0
Expected volatility:	250.12%
Expected term:	10 years
Risk free interest rate, min	1.46%
Risk free interest rate, max	2.30%
Re-measurement Date
Expected dividends:	$ 0
Expected volatility:	250.12%
Expected term:	10 years
Risk free interest rate, min	245.00%